BLACKROCK LONG-HORIZON EQUITY FUND
(the “Fund”)

Supplement dated November 24, 2014
to the Summary Prospectus dated February 28, 2014

Effective immediately, the following changes are made to the Fund’s Summary Prospectus:

The section in the Summary Prospectus captioned “Portfolio Managers” is deleted in its entirety and replaced with the following:

	Portfolio Manager of
Name	the Fund Since	Title
Gary Clarke	2014	Managing Director of BlackRock, Inc.
Teun Draaisma	2014	Managing Director of BlackRock, Inc.

Shareholders should retain this Supplement for future reference.

SPRO-LHE-1114SUP